Commitments and Contingencies (Details Narrative)	6 Months Ended
Jun. 30, 2023 t
Minimum [Member]
Loss Contingencies [Line Items]
Sale amount	102,450
Purchase price	57,000
Maximum [Member]
Loss Contingencies [Line Items]
Sale amount	166,600
Purchase price	75,000